COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - Claim Claim in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1		203	[1]	173	[1]	156
New claims		87		73		38
Settled and dismissed claims		(69)		(43)		(21)
Outstanding claims, December 31	[1]	221		203		173

[1]	As of December 31, 2022, not including 8 pending claims filed against the Company in the United States which are at an early stage.